                                     -------------------------------------
                                     OMB APPROVAL
                                     OMB Number: 3235-0570
                                     Expires: November 30, 2005
                                     Estimated average burden
                                     hours per response. . . . . . . 5.0
                                     -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811 - 10569
                                  ---------------------------------------------
  Legacy Funds Group
-------------------------------------------------------------------------------
                             (Exact name of registrant as specified in charter)
   3435 Stelzer Rd.  Columbus, OH  43219
-------------------------------------------------------------------------------
            (Address of principal executive offices) (Zip code)
   3435 Stelzer Rd.  Columbus, OH  43219
-------------------------------------------------------------------------------
                   (Name and address of agent for service)
Registrant's telephone number, including area code:   800-554-3862
                                                      ------------
Date of fiscal year end:       4/30/03
                               -------

Date of reporting period:      4/30/03
                               -------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                               LEGACY FUNDS GROUP


                                  ANNUAL REPORT
                                 APRIL 30, 2003





                         THE MULTI-CAP CORE EQUITY FUND
                               THE CORE BOND FUND
                             THE FEDERAL MONEY FUND



                    [FIRST FINANCIAL CAPITAL ADVISORS LOGO]

                               LEGACY FUNDS GROUP

                               TABLE OF CONTENTS


Letter to Investors .....................................................      1

Management's Discussion of Fund Performance .............................      2

Schedules of Portfolio Investments ......................................      7

Statements of Assets and Liabilities ....................................     16

Statements of Operations ................................................     17

Statements of Changes in Net Assets .....................................     18

Financial Highlights ....................................................     20

Notes to Financial Statements ...........................................     21

Report of Independent Auditors ..........................................     26

Trustees and Officers ...................................................     27

                               LEGACY FUNDS GROUP

DEAR INVESTORS:

External and unusual factors dominated 2002, with geopolitical events, accounting scandals, and corporate governance issues impacting capital markets less than the economy and corporate earnings. A modest economic expansion helped bonds, but hurt stocks.

Investor sentiment was influenced by the aftermath of September 11, war in Afghanistan and Iraq, and concerns about North Korea and Iran. Such uncertainties held back an economy fueled by consumer spending. The new and insecure economic recovery was also depressed by higher energy prices.

In spite of favorable interest rates, taxes, and earnings trends, investors lost confidence because of widespread accounting problems such as WorldCom's corporate fraud in 2002. The stock market declined sharply until early July, bounced in late summer, and returned to July lows by October. The winter rally tested the summer high prices but failed, and again tested the July and October lows in March prior to the start of the Iraqi war. The last twelve months saw two rallies that failed and eventually returned to July lows. After the war in Iraq, the stock market extended the March rally and ended on a positive note, although down for the year ending April 30, 2003.

Bonds benefited not only from the slow economic recovery but also from loss of corporate creditability. The flight to quality lowered interest rates, particularly in the U.S. Treasury market. After October, the bond market rally continued; but in the corporate sector only with Treasury yields in a trading range. The fiscal year ended with the lowest interest rates anyone has seen for many decades.

We began 2003 with a mixed outlook and considerable economic stimulus in the system. Lower interest rates and taxes should help to maintain modest but steady growth in consumer demand. The declining dollar should help domestic production and eventually help capital spending which has already stopped declining. Because of excess capacity, the capital spending outlook is limited but replacement spending is gaining momentum especially in the technology sector. Higher corporate profits and rejuvenated corporate debt liquidity will supplement capital spending as it improves.

At a minimum, we expect the economy to plod along with a possible breakout from the stimulus already in place. The stock market should benefit from improving corporate earnings and little competition from low interest-rate fixed-income securities. Stock sentiment has been so poor for so long that a better environment is likely to be helped by the triple bottoms of July, October and March. Bonds have lost investor value with such low rates; but until the economy has made considerable progress, the Federal Reserve is likely to hold short-term interest rates at current levels.

There are many risks to consumer confidence -- geopolitical issues, accounting problems, regulatory excesses, and the threat of deflation. However, bull markets are known to climb walls of worry.

If the bull market in stocks is firmly established, the value of cyclical issues will perform best and higher beta stocks and smaller capitalization stocks should also perform well. We will be keeping an eye on accounting, regulatory and corporate governance issues and we anticipate that low capital costs and reduced inventory spending will result in better earnings and improved corporate balance sheets.

Best Regards,


/s/  Dennis C. Dietz

Dennis C. Dietz

                               LEGACY FUNDS GROUP

THE MULTI-CAP CORE EQUITY FUND

PORTFOLIO MANAGER
DENNIS DIETZ, CFA
CHIEF INVESTMENT OFFICER
FIRST VICE PRESIDENT

The stock market declined for the one-year period ended April 30, 2003. The period began on a weak note, with the S&P 500 Index declining by 25.9% from the end of April to July 23. The market improved by year-end, with the S&P 500 posting a total return of -14.9% for the one-year period. The Russell 2000 Index posted a total return of -21.9% for the year. There was not much difference between growth and value returns, as the S&P 500 Barra Growth Index returned -13.4% and the S&P 500 Barra Value Index returned -16.5%.

The Fund's Trust class (after expenses) posted a total annualized return of -16.82% for the year ended April 30, 2003, compared to -13.30% for the S&P 500 Index.

The Fund's defensive posture helped it outperform the benchmark in the early part of the year. As the year progressed we moderated this defensive position, and the Fund finished the year over-weighted in non-cyclical growth stocks. Economic conditions improved during the year, but the progress has been slight. Strict economic sectors did not perform along traditional lines. Utilities and consumer staples stocks posted the worst relative performance, and health care stocks were the leading performers.

Our under-weighted position in the utility sector was a positive influence on Fund performance, but our under-weighting in the information technology sector was a negative influence. The utility sector, which typically is a defensive sector, usually performs well in a weak market, particularly one with declining interest rates. Nevertheless, the sector has changed with deregulation. Earnings have been weak, and widespread accounting issues have negatively affected the sector. The technology sector rebounded later in the year, outperforming by 1.6%.

The Fund's relative under-performance was centered in stock selection. Earnings and accounting problems were widespread among all sectors. The worst performing stocks were Atlantic Coast Airlines, Safeway, CSG Systems and Maytag, and the best-performing stocks included Lexmark International, American Power Conversion, Ecolab and Biomet. Unfortunately, we held more stocks that under-performed than outperformed.(1)

In the second half of the year lower-quality, cyclical and higher-beta stocks gained strength. In hindsight, the fiscal year appears to be a transition year from the bear market. Although the period ended without confirmation of an up-trend, it did conclude on solid ground. We have been shifting the portfolio toward a bull market composition. We have increased the Fund's technology weighting and decreased the Fund's health care exposure. We will keep the Fund well diversified to maintain a multi-cap blend of growth and value stocks. Recently added stocks include Dell, Oracle, Kimberly-Clark, Ciber, NCI Building and Pfizer.(1)

We believe the outlook for stocks remains favorable. Positive earnings growth and low interest rates may support higher stock prices. We believe the market has established a firm base, and investor sentiment is improving. A bullish stock market climbs a wall of worry, and we have several problems in the geopolitical, economic and financial areas. Nevertheless, world developments could be relatively benign, as the market gets used to these factors.

As of April 30, 2003, the Fund's largest holdings included ConocoPhillips, Biomet, Microsoft, Bp Plc and Liz Claiborne. The Fund was overweighted in industrials, consumer discretionary and health care. The Fund's under-weighted sectors included utilities, telecommunications and consumer staples. The Fund also was biased toward growth stocks.(1)

                          LEGACY FUNDS GROUP

THE MULTI-CAP CORE EQUITY FUND
GROWTH OF $10,000 INVESTMENT

                                  [LINE GRAPH]

         S&P 500 Stock Index        Legacy Multi-Cap Core Equity Fund
         -------------------        ----------------------------------
4/93             10000              10000
                 10297              9921
                 10562              9800
12/93            10807              10182
                 10398              9900
                 10441              9687
                 10950              10057
12/94            10949              10012
                 12013              10810
                 13159              11456
                 14204              12216
12/95            15058              12834
                 15866              13217
                 16577              13746
                 17090              13937
12/96            18513              15188
                 19011              15572
                 22326              17949
                 23998              19754
12/97            24687              20689
                 28129              22824
                 29063              22985
                 26178              20548
12/98            31748              24443
                 33329              24861
                 35674              26474
                 33452              24213
12/99            38425              25659
                 39305              26506
                 38261              26725
                 37891              26598
12/00            34928              26049
                 30790              23595
                 32590              25464
                 27809              22327
12/01            30780              24887
                 30865              24531
                 26732              21624
                 22116              17826
12/02            23980              19282
                 23225              18354
4/03             25137              19491




                    AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2003
                          1 YEAR        5 YEAR             10 YEAR
                          ------        ------             -------
THE MULTI-CAP
CORE EQUITY FUND
Class A without load        -17.01%       -3.37%           6.64%
Class A with load*          -19.50%       -3.97%           6.32%
Trust                       -16.82%       -3.13%           6.90%

S&P 500 STOCK INDEX         -13.30%       -2.42%           9.66%

*Reflects the maximum sales charge of 3.00%.

The chart represents a hypothetical investment of $10,000 in The Multi-Cap Core Equity Fund from 4/93 to 4/03, and represents the reinvestment of dividends and capital gains in the Fund.

The quoted performance of The Multi-Cap Core Equity Fund includes performance of certain collective trust fund ("Commingled") accounts advised by First Financial Bank, formerly First National Bank of Southwestern Ohio, that had materially equivalent investment objectives and policies substantially similar to those of the Fund for periods dating back to April 30, 1993, and prior to the mutual fund's commencement of operations on May 13, 2002, as adjusted to reflect the expenses associated with the mutual fund. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

The S&P 500 Stock Index is an unmanaged index that generally reflects the performance of the U.S. stock market as a whole. This index is unmanaged and does not reflect the deduction of fees or expenses associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

(1)  Portfolio composition is subject to change.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEGACY FUNDS GROUP

THE CORE BOND FUND

PORTFOLIO MANAGER
DENNIS DIETZ, CFA
CHIEF INVESTMENT OFFICER
FIRST VICE PRESIDENT

The bond market posted gains for the year ended April 30, 2003, with the yield on the 10-year Treasury declining from 5.09% at the beginning of the year to 3.86% at the end of the year. Yields declined and bond prices rose steadily from April through October and fluctuated within a trading range throughout the remainder of the year. Higher-quality bonds outperformed in the rally phase, and corporate bonds performed better during the trading-range period.

The Fund's Trust class (after expenses) posted a total annualized return of 8.17% for the one-year period ended April 30, 2003. The Fund's benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, posted a total return of 10.76% for the same period.

The Fund under-performed the benchmark in the rally phase of the fiscal year, due to the Fund's shorter average maturity. In the second half of the fiscal year, our focus on higher-quality bonds caused the Fund to under-perform the benchmark. The Fund's Treasury and agency issues posted solid returns during the first half of the fiscal year, as investors preferred the highest-quality investments. Stocks declined during this period, due to accounting and malfeasance issues brought to light by the WorldCom failure in June, and the corporate bond market suffered extensive credit downgrades. Consequently, Treasury and government agency securities benefited from the demand for high-quality investments.

As the stock market stabilized during the second half of the fiscal year, performance among the Fund's corporate bond holdings improved. The stock market successfully tested its July lows in October, and corporate yield spreads began to narrow. Investor confidence in corporate America increased, although credit downgrades continued to exceed credit upgrades. Although concerns about Iraq and the economy persisted, corporate yield spreads narrowed further in 2003. In addition, cash inflows to bond mutual funds increased to even higher levels, primarily due to pension investors purchasing yield and past performance.

Although we extended the Fund's average maturity at various times throughout the year, we did not deviate far from the average maturity of the benchmark index. We increased the Fund's exposure to U.S. government agency issues in the three- to six-year maturity range and to U.S. Treasury securities in the seven- to 10-year maturity range. In addition, we sold several corporate bonds due to accounting and malfeasance issues.(1)

 We believe the outlook for the bond market remains encouraging, due to a number of factors. The economy is growing slowly, and inflation remains under control. More important, the Federal Reserve has maintained its accommodative monetary policy. This stance is likely to continue until firm economic expansion emerges and remains in place for an extended period. In addition, geopolitical tensions abound, with ongoing challenges in North Korea, Iran, Iraq, Afghanistan and Israel. Therefore, investors may continue to favor "safer" investments, such as bonds. Furthermore, the longer-term trend for yields remains bullish.

As the federal budget deficit grows larger, the supply of Treasury securities will build. Value in yield levels is low relative to inflation, and it is only relative to stocks and money market rates that bonds appear attractive. A stronger economy may be around the corner, with recent tax cuts and low interest rates encouraging growth. Also, the decline in the U.S. dollar and the potential for further declines may encourage economic expansion. We believe consumer, business sentiment is poised to rebound, and we look for an improving stock market to buoy business outlooks.

As of April 30, 2003, U.S. Treasury securities comprised 44.6% of the Fund's portfolio, U.S. government agency securities comprised 21.1%, and corporate bonds accounted for 28.6%. The largest corporate bond sector was the banking, finance and insurance sector, which comprised 12.9% of the Fund's total assets. The longest maturity represented in the fund was 10 years, and the Fund's average maturity was 4.2 years.(1)

                          LEGACY FUNDS GROUP

THE CORE BOND FUND

GROWTH OF $10,000 INVESTMENT

                                  [LINE GRAPH]

         Lehman Brothers Int.
        Govt/Credit Bond Index Legacy Core Bond Fund
        ---------------------- ---------------------
4/93              10000                10000
                  10134                10142
                  10363                10332
12/93             10380                10316
                  10170                10095
                  10109                10032
                  10192                10079
12/94             10180                10063
                  10627                10459
                  11157                10934
                  11342                11076
12/95             11741                11440
                  11643                11297
                  11716                11345
                  11924                11519
12/96             12216                11756
                  12202                11693
                  12562                11994
                  12901                12278
12/97             13177                12532
                  13383                12690
                  13635                12911
                  14247                13513
12/98             14289                13497
                  14262                13418
                  14206                13354
                  14336                13465
12/99             14344                13402
                  14560                13608
                  14806                13813
                  15232                14161
12/00             15795                14668
                  16331                15079
                  16440                15095
                  17197                15823
12/01             17211                15696
                  17173                15585
                  17783                16008
                  18589                16728
12/02             18904                16878
                  19189                17019
4/03              19335                17081


AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2003


                                   1 YEAR        5 YEAR         10 YEAR
                                   ------        ------         -------
THE CORE
BOND FUND
Class A without load               7.91%         5.78%          5.24%
Class A with load*                 5.17%         5.25%          4.97%
Trust                              8.17%         6.04%          5.50%
                                   -----         ----           ----
LEHMAN BROTHERS
INT. GOV'T./CREDIT
BOND INDEX                         10.76%        7.53%          6.82%
                                   =====         ====           ====

*    Reflects the maximum sales charge of 2.50%.

The chart represents a hypothetical investment of $10,000 in The Core Bond Fund from 4/93 to 4/03, and represents the reinvestment of dividends and capital gains in the Fund.

The quoted performance of The Core Bond Fund includes performance of certain collective trust fund ("Commingled") accounts advised by First Financial Bank, formerly First National Bank of Southwestern Ohio, that had materially equivalent investment objectives and policies substantially similar to those of the Fund for periods dating back to April 30, 1993, and prior to the mutual fund's commencement of operations on May 13, 2002, as adjusted to reflect the expenses associated with the mutual fund. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The issues maintain maturities within a range of one to ten years. This index is unmanaged and does not reflect the deduction of fees or expenses associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

(1) Portfolio composition is subject to change.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEGACY FUNDS GROUP

THE FEDERAL MONEY MARKET FUND

PORTFOLIO MANAGER
GREGORY D. OVIATT, CFA PRINCIPAL
PORTFOLIO MANAGER

Interest rates across the yield curve continued trending lower as they have since early 2001. Economic growth remained sluggish and the stock market turned in yet another year of negative returns in 2002. The Fed responded by lowering the federal funds rate in the fourth quarter of 2002, bringing the key short-term rate to 1.25%. Coupled with the weak equity markets, the corporate bond market suffered from a number of instances of accounting irregularities and corporate malfeasance. This resulted in investors shifting money into U.S. Treasury and U.S. Government Agency securities which drove prices higher and yields even lower.

This flight to quality continued in the first quarter of 2003 as the United States was preparing to invade Iraq and tensions with North Korea were on the rise. Following a relatively quick victory in Iraq, the quality bid in the fixed income markets subsided and a sharp rally in the equity markets ensued. Although the Fed only reduced during this period, short-term investors continued to speculate on the potential for further cuts due to continued signs of economic weakness. This kept short-term rates anchored at historically low levels.

We maintained the average maturity of the Fund between 45 - 60 days, with the goal of being towards the longer end of that range. The goal of the Fund is to provide income that is generally exempt from state income tax. While most money market funds have the ability to invest in repurchase agreements, the Legacy Federal Money Fund does not, as these investments are subject to state income tax. For the second half of this period, short-term treasury and agency securities yielded the same or less than repurchase agreements, which hindered returns to some degree. In addition, the Fund only invests in U.S. Government Agency securities that carry the state tax exemption, which also trade at yields lower than their fully taxable counterparts. While this lowers the absolute yield of the Fund relative to its fully taxable competitors, the Fund's yields on a fully tax equivalent basis remain competitive.*

Given the uncertainty surrounding the economy and future Fed policy, we remained fully invested across the money market yield curve, making modest extensions into the six to thirteen month areas opportunistically. We also remained as diversified as possible between the government agencies that carry the state tax exemption. Even as short-term rates trended lower during this period, we felt it was prudent to keep the average maturity longer as the prospect for even lower rates was ever present.

We believe that there is an increasing likelihood of further reductions in short-term interest rates from the Fed. Although monetary policy is extremely accommodative, economic growth continues to disappoint and the market most likely will look to the Fed for another injection of liquidity. With that in mind, we will continue to maintain a longer average maturity and selectively purchase securities on the longer end of the money market yield curve.


AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2003

YIELDS              7-DAY CURRENT       7-DAY EFFECTIVE
------              -------------       ---------------

Class A             0.52%               0.53%
Trust               0.78%               0.78%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

YIELDS WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS. AN INVESTMENT IN THE FUND IS NOT GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

*    Portfolio composition is subject to change.

                               LEGACY FUNDS GROUP
                         THE MULTI-CAP CORE EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2003

SHARES OR PRINCIPAL         SECURITY
AMOUNT                      DESCRIPTION                                           VALUE
------                      -----------                                           -----
COMMON STOCKS               (94.9%):
Consumer Discretionary      (14.3%):
         52,800             AnnTaylor Stores Corp. (b)                         $  1,249,248
        123,400             Applebee's International, Inc                         3,381,160
        140,500             Carnival Corp                                         3,876,395
         59,300             CDW Computer Centers, Inc. (b)                        2,528,552
         40,000             Dollar General Corp                                     581,600
         57,000             Ethan Allen Interiors, Inc                            1,919,760
         40,000             Harley-Davidson, Inc                                  1,777,600
        210,300             Liz Claiborne, Inc                                    6,841,059
         25,000             Magna International, Inc. Class A                     1,465,750
         39,800             Maytag Corp                                             829,432
         38,500             Mohawk Industries, Inc. (b)                           2,135,595
         77,000             Newell Rubbermaid, Inc                                2,346,960
         65,000             Omnicom Group, Inc                                    4,023,500
         43,000             Ross Stores, Inc                                      1,629,700
         45,000             Talbots, Inc                                          1,289,250
         99,000             The Men's Wearhouse, Inc. (b)                         1,648,350
                                                                               ------------
                                                                                 37,523,911
                                                                               ------------
Consumer Staples            (9.7%):
         60,000             Avon Products, Inc                                    3,490,200
         90,000             General Electric Co                                   2,650,500
        100,000             Kimberly-Clark Corp                                   4,977,000
         91,000             McCormick & Co                                        2,255,890
        106,000             PepsiCo, Inc                                          4,587,680
         71,000             Procter & Gamble Co                                   6,379,350
         35,000             The J.M. Smucker Co                                   1,269,800
                                                                               ------------
                                                                                 25,610,420
                                                                               ------------
Energy (5.9%):
        184,000             BP p.l.c. - ADR                                       7,091,360
        165,000             ConocoPhillips                                        8,299,500
                                                                               ------------
                                                                                 15,390,860
                                                                               ------------
Financial (17.0%):
         70,000             BB&T Corp                                             2,282,000
         96,000             Cincinnati Financial Corp                             3,537,600
        117,000             Comerica, Inc                                         5,090,670
         86,000             Fannie Mae                                            6,225,540
         44,000             Fifth Third Bancorp                                   2,168,760
        276,000             MBNA Corp                                             5,216,400
         86,100             MGIC Investment Corp                                  3,914,106
        115,000             Morgan Stanley                                        5,146,250
        100,000             National City Corp                                    2,996,000
        467,000             Sovereign Bancorp, Inc                                7,215,150
         64,800             Waddell & Reed Financial, Inc                         1,296,000
                                                                               ------------
                                                                                 45,088,476
                                                                               ------------
Health Care                 (15.6%):
        247,500             Biomet, Inc                                           7,538,850
         40,000             Cardinal Health, Inc                                  2,211,200
        186,600             Health Management Associates, Inc., Class A           3,183,396
         70,400             Lincare Holdings, Inc. (b)                            2,138,048
        124,400             Medtronic, Inc                                        5,938,856

                               LEGACY FUNDS GROUP
                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 APRIL 30, 2003


SHARES OR PRINCIPAL                SECURITY
AMOUNT                             DESCRIPTION                                           VALUE
------                             -----------                                           -----
COMMON STOCKS, CONTINUED
    95,000                         Merck & Company, Inc.                            $  5,527,100
    40,000                         Patterson Dental Co. (b)                            1,606,800
    28,000                         Pfizer, Inc.                                          861,000
    37,000                         Renal Care Group, Inc. (b)                          1,198,800
   264,000                         Schering-Plough Corp.                               4,778,400
    81,600                         Wellpoint Health Networks, Inc. (b)                 6,196,704
                                                                                    ------------
                                                                                      41,179,154
                                                                                    ------------
Industrials  (15.2%):
   216,000                         American Power Conversion Corp. (b)                 3,365,280
    60,500                         Automatic Data Processing, Inc.                     2,034,615
   118,200                         Cendant Corp. (b)                                   1,687,896
    97,150                         Certegy, Inc. (b)                                   2,427,779
   107,000                         Cintas Corp.                                        3,841,300
   174,300                         Equifax, Inc.                                       4,042,017
   120,000                         First Data Corp.                                    4,707,600
   126,200                         Jacobs Engineering Group, Inc. (b)                  5,193,130
    88,000                         NCI Building Systems, Inc. (b)                      1,416,800
    68,000                         Pentair, Inc.                                       2,620,720
   117,600                         Pitney Bowes, Inc.                                  4,128,936
    44,000                         Teleflex, Inc.                                      1,689,160
   185,000                         Tyco International, Ltd.                            2,886,000
                                                                                    ------------
                                                                                      40,041,233
                                                                                    ------------
Information Technology (13.9%):
   101,400                         Acxiom Corp. (b)                                    1,415,544
    78,500                         Black Box Corp.                                     2,492,375
    30,000                         CIBER, Inc. (b)                                       162,900
   302,000                         Cisco Systems, Inc. (b)                             4,542,080
   115,000                         Dell Computer Corp. (b)                             3,324,650
    62,800                         Hewlett-Packard Co.                                 1,023,640
   205,000                         Intel Corp.                                         3,772,000
    18,000                         International Business Machines Corp.               1,528,200
    70,200                         Lexmark International, Inc. (b)                     5,230,602
    63,500                         Linear Technology Corp.                             2,188,845
   300,000                         Microsoft Corp.                                     7,671,000
   165,000                         Oracle Corp. (b)                                    1,960,200
    50,600                         Tech Data Corp. (b)                                 1,214,400
                                                                                    ------------
                                                                                      36,526,436
                                                                                    ------------
Materials (1.6%):
    38,000                         Ecolab, Inc.                                        1,941,420
    47,000                         Sigma-Aldrich Corp.                                 2,341,540
                                                                                    ------------
                                                                                       4,282,960
                                                                                    ------------
Telecom Services (1.3%):
   125,100                         SBC Communications, Inc.                            2,922,336
    15,500                         United States Cellular Corp. (b)                      372,775
                                                                                    ------------
                                                                                       3,295,111
                                                                                    ------------
Utilities (0.4%):
    35,000                         American Electric Power Company, Inc.                 923,300
                                                                                     -----------
Total Common Stocks                                                                  249,861,861
                                                                                     -----------

                               LEGACY FUNDS GROUP

                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

                                 APRIL 30, 2003



SHARES OR PRINCIPAL                     SECURITY
     AMOUNT                            DESCRIPTION                                  VALUE
--------------------     ------------------------------------------------       ------------
INVESTMENT COMPANIES (4.0%):
  4,300,000              Goldman Sachs Financial Square Prime Money Market      $  4,300,000
  6,100,000              Munder Institutional Money Market Fund                    6,100,000
                                                                                ------------
Total Investment Companies                                                        10,400,000
                                                                                ------------

REPURCHASE AGREEMENT (1.1%):
  2,827,187              Government Agency Repurchase Agreement, 1.08%, 5/1/03.    2,827,187
                        (Dated 4/30/03, Collateralized by various U.S.
                         Government securities)
                                                                                ------------
Total Repurchase Agreement                                                         2,827,187
                                                                                ------------
Total Investments (Cost $205,358,532) (a)                                       $263,089,048
                                                                                ============

-----------
Percentages indicated are based on net assets of $263,233,886.
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                                $79,027,060
Unrealized depreciation                                                (21,296,544)
                                                                       -----------
Net unrealized appreciation (depreciation)                             $57,730,516
                                                                       ===========


Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.
ADR-American Depositary Receipt


                       See notes to financial statements.

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2003

  SHARES OR PRINCIPAL                           SECURITY
         AMOUNT                                DESCRIPTION                          VALUE
---------------------        --------------------------------------              -----------
CORPORATE BONDS (28.6%):
Banking, Finance & Insurance (12.9%):
$   400,000                  American General Finance, 5.75%, 11/1/03            $   408,624
  1,000,000                  Aon Corp., 6.90%, 7/1/04                              1,045,688
    500,000                  Bank One Corp., 7.625%, 8/1/05                          560,889
    250,000                  Caterpillar Financial Services Corp., 5.95%, 5/1/06     274,757
  1,500,000                  Citigroup, Inc., 5.75%, 5/10/06                       1,641,911
  1,000,000                  Citigroup, Inc., 5.50%, 8/9/06                        1,092,781
  1,500,000                  Credit Suisse USA, Inc., 5.875%, 8/1/06               1,639,062
    750,000                  DaimlerChrysler NA Holding, 7.75%, 6/15/05              827,129
    750,000                  FleetBoston Financial Corp., 8.125%, 7/1/04             803,664
    500,000                  FleetBoston Financial Corp., 7.25%, 9/15/05             557,311
    750,000                  Ford Motor Credit Co., 7.50%, 6/15/04                   774,671
  2,000,000                  Ford Motor Credit Co., 7.60%, 8/1/05                  2,096,609
    750,000                  General Electric Capital Corp., 7.50%, 5/15/05          834,387
  1,000,000                  General Electric Capital Corp., 4.625%, 9/15/09       1,049,808
  1,500,000                  General Motors Acceptance Corp., 7.50%, 7/15/05       1,605,230
  1,000,000                  General Motors Acceptance Corp., 8.75%, 7/15/05       1,084,092
  1,000,000                  General Motors Acceptance Corp., 6.125%, 9/15/06      1,037,888
  1,000,000                  Goldman Sachs Group, Inc., 6.625%, 12/1/04            1,070,247
  1,000,000                  Key Bank, 6.75%, 6/15/03                              1,005,963
    500,000                  Key Bank, 5.80%, 4/1/04                                 519,063
  1,000,000                  Mercantile Bank, 6.375%, 1/15/04                      1,034,837
  1,000,000                  Spear Leeds & Kellogg LP, 8.25%, 8/15/05              1,118,551
    750,000                  Sunamerica, Inc., 7.34%, 8/30/05                        836,760
    500,000                  Wachovia Corp., 6.80%, 6/1/05                           548,800
  1,000,000                  Washington Mutual Financial, 8.25%, 6/15/05           1,120,655
  2,000,000                  Wells Fargo Co., 4.25%, 8/15/03                       2,016,233
                                                                                  ----------
                                                                                  26,605,610
                                                                                  ----------

Computer Services (1.6%):
    750,000                  Computer Sciences Corp., 7.50%, 8/8/05                  832,615
    750,000                  Electronic Data Systems, 6.85%, 10/15/04                783,750
  1,500,000                  Hewlett-Packard Co., 7.15%, 6/15/05                   1,651,207
                                                                                  ----------
                                                                                   3,267,572
                                                                                  ----------
Energy (0.8%):
    750,000                 Idaho Power Corp., 8.00%, 3/15/04                       790,927
    750,000                 Wisconsin Power & Light Co., 7.60%, 7/1/05              825,544
                                                                                  ----------
                                                                                   1,616,471
                                                                                  ----------
Food & Tobacco (0.9%):
    750,000                  McDonald's Corp., 5.95%, 1/15/08                        833,471
  1,000,000                  Tyson Foods, Inc., 6.75%, 6/1/05                      1,042,121
                                                                                  ----------
                                                                                   1,875,592
                                                                                  ----------
Health Care (0.5%):
  1,000,000                  McKesson Corp., 6.30%, 3/1/05                         1,047,739
                                                                                  ----------

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 APRIL 30, 2003

  SHARES OR
  PRINCIPAL                    SECURITY
   AMOUNT                     DESCRIPTION                               VALUE
-----------       -------------------------------------              -----------
CORPORATE BONDS, CONTINUED

Industrial Goods & Services (3.1%):
   500,000        Alcoa, Inc., 7.25%, 8/1/05                         $    554,646
   750,000        Alliedsignal, Inc., 6.125%, 7/1/05                      803,927
 1,000,000        Boeing Co., 8.10%, 11/15/06                           1,159,256
   250,000        Cargill, Inc., 6.25%, 5/1/06                            276,813
   500,000        Cargill, Inc., 6.60%, 7/30/07                           562,862
   750,000        Dover Corp., 6.45%, 11/15/05                            830,183
 1,000,000        Ingersoll-Rand Co., 6.25%, 5/15/06                    1,102,891
 1,000,000        Worthington Industries, Inc., 7.125%, 5/15/06           997,734
                                                                       ----------
                                                                        6,288,312
                                                                       ----------

Newspapers (0.4%):
   750,000        Tribune Co., 6.68%, 6/8/05                              813,753
                                                                       ----------

Personal Care (1.8%):
 1,000,000        Procter & Gamble Co., 5.25%, 9/15/03                  1,014,528
 2,000,000        Procter & Gamble Co., 6.60%, 12/15/04                 2,155,188
   400,000        Procter & Gamble Co., 6.875%, 9/15/09                   475,314
                                                                       ----------
                                                                        3,645,030
                                                                       ----------

Pharmaceuticals (1.6%):
 1,500,000        Abbott Laboratories, 5.625%, 7/1/06                   1,652,520
   750,000        American Home Products, 5.875%, 3/15/04                 777,326
   750,000        Eli Lilly & Co., 5.50%, 7/15/06                         820,664
                                                                       ----------
                                                                        3,250,510
                                                                       ----------

Rental Auto/Equipment (0.5%):
 1,000,000        Hertz Corp., 8.25%, 6/1/05                            1,044,343
                                                                       ----------

Retail (1.7%):
   750,000        Albertson's, Inc., 6.55%, 8/1/04                        784,430
 1,000,000        May Department Stores, 6.875%, 11/1/05                1,097,564
   650,000        Wal-Mart Stores, Inc., 6.50%, 6/1/03                    652,437
 1,000,000        Wal-Mart Stores, Inc., 6.55%, 8/10/04                 1,062,618
                                                                       ----------
                                                                        3,597,049
                                                                       ----------

Telecommunications (2.8%):
   500,000        Alltel Corp., 6.75%, 9/15/05                            552,763
   750,000        AT&T Corp., 5.625%, 3/15/04                             766,691
   750,000        Bellsouth Telecommunications, 5.00%, 10/15/06           805,697
 1,000,000        Deutsche Telekom International, 8.25%, 6/15/05        1,110,897
 1,000,000        Verizon Global Funding Corp., 6.75%, 12/1/05          1,113,239
   500,000        Viacom, 6.40%, 1/30/06                                  551,997
   750,000        Vodafone Group PLC, 7.625%, 2/15/05                     824,663
                                                                       ----------
                                                                        5,725,947
                                                                       ----------
Total Corporate Bonds                                                  58,777,928
                                                                       ----------

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

                                 APRIL 30, 2003

      SHARES OR PRINCIPAL                    SECURITY
             AMOUNT                         DESCRIPTION                        VALUE
-----------------------------   --------------------------------------    ---------------
U.S. TREASURY OBLIGATIONS (44.6%):
$4,000,000                      2.875%, 6/30/04                            $  4,077,500
 7,000,000                      7.875%, 11/15/04                              7,694,806
 7,200,000                      7.00%, 7/15/06                                8,289,281
 7,000,000                      6.25%, 2/15/07                                7,986,013
 1,000,000                      6.625%, 5/15/07                               1,159,219
 2,500,000                      5.625%, 5/15/08                               2,823,145
 6,000,000                      5.50%, 5/15/09                                6,783,048
 7,000,000                      6.50%, 2/15/10                                8,333,556
 9,000,000                      5.75%, 8/15/10                               10,318,356
12,000,000                      5.00%, 2/15/11                               13,164,372
 7,500,000                      5.00%, 8/15/11                                8,212,500
 3,000,000                      4.00%, 11/15/12                               3,038,319
10,000,000                      3.875%, 2/15/13                              10,013,280
                                                                           ------------
  Total U.S. Treasury Obligations                                            91,893,395
                                                                           ------------


U.S. GOVERNMENT AGENCY SECURITIES (21.1%):
Fannie Mae (2.0%):
 4,000,000                      5.625%, 5/14/04                               4,183,728
                                                                           ------------
Federal Home Loan Bank (16.0%):
 2,000,000                      7.25%, 5/15/03                                2,004,898
 6,000,000                      6.875%, 8/15/05                               6,691,566
 2,000,000                      6.50%, 11/15/05                               2,227,130
 1,000,000                      2.375%, 2/15/06                               1,007,044
 4,000,000                      6.375%, 8/15/06                               4,503,692
 1,000,000                      3.75%, 8/15/07                                1,035,039
 4,000,000                      6.75%, 8/15/07                                4,633,268
 2,000,000                      5.875%, 11/15/07                              2,253,308
 1,000,000                      3.375%, 2/15/08                               1,018,766
 1,000,000                      3.50%, 4/22/08                                1,002,581
 1,000,000                      5.80%, 9/2/08                                 1,132,302
 1,000,000                      5.885%, 3/30/09                               1,139,503
 4,000,000                      4.875%, 11/15/11                              4,205,884
                                                                           ------------
                                                                             32,854,981
                                                                           ------------

Freddie Mac (3.1%):
 4,000,000                      6.375%, 11/15/03                              4,113,256
 1,000,000                      6.005%, 12/8/05                               1,102,335
 1,000,000                      7.10%, 4/10/07                                1,169,336
                                                                           ------------
                                                                              6,384,927
                                                                           ------------
Total U.S. Government Agency Securities                                      43,423,636
                                                                           ------------

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

                                 APRIL 30, 2003

         SHARES OR PRINCIPAL                   SECURITY
               AMOUNT                         DESCRIPTION                                  VALUE
----------------------------         ------------------------------------               ---------------
INVESTMENT COMPANIES (4.6%):
3,875,000                            Goldman Sachs Financial Square                     $ 3,875,000
                                     Prime Money Market
5,550,000                            Munder Institutional Money Market Fund               5,550,000
                                                                                       ------------
Total Investment Companies                                                                9,425,000
                                                                                       ------------

REPURCHASE AGREEMENT (1.1%):
$2,352,687                           Government Agency Repurchase Agreement, 1.08%,
                                     5/1/03 (Dated 4/30/03, Collateralized by
                                     various U.S. Government securities).                 2,352,687
  Total Repurchase Agreement                                                              2,352,687
                                                                                       ------------
Total Investments (Cost $192,205,414) (a)                                              $205,872,646
                                                                                       ============

-----
Percentages indicated are based on net assets of $208,220,371.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $193,460,707 which differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                                $12,494,786
Unrealized depreciation                                                    (82,848)
                                                                       -----------
Net unrealized appreciation (depreciation)                             $12,411,938
                                                                       ===========

         Aggregate cost for federal income tax purposes is substantially the same.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                             THE FEDERAL MONEY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 APRIL 30, 2003

SHARES OR PRINCIPAL               SECURITY
      AMOUNT                     DESCRIPTION                    VALUE
------------------         --------------------              -----------
U.S. GOVERNMENT AGENCY SECURITIES (79.9%):

Federal Farm Credit Bank (19.5%):
$1,000,000                  1.69%, 5/1/03                    $ 1,000,000
 1,500,000                  1.25%, 6/12/03                     1,497,813
   846,000                  1.17%, 6/24/03                       844,515
 1,500,000                  1.23%, 7/1/03                      1,496,886
 2,000,000                  1.17%, 7/29/03                     1,994,215
 1,500,000                  1.15%, 7/31/03                     1,495,640
 2,552,000                  1.14%, 8/1/03                      2,544,559
   838,000                  1.19%, 8/4/03                        835,368
 1,500,000                  1.22%, 8/6/03                      1,495,069
 1,000,000                  1.17%, 9/19/03                       995,418
   750,000                  3.13%, 10/1/03                       755,071
 1,500,000                  1.19%, 11/4/03                     1,490,728
 1,000,000                  1.18%, 11/20/03                      993,346
                                                              ----------
                                                              17,438,628
                                                              ----------

Federal Home Loan Bank (53.1%):
  1,500,000                1.23%, 5/2/03                      1,499,949
  2,000,000                1.20%, 5/7/03                      1,999,600
  2,500,000                1.21%, 5/9/03                      2,499,329
  2,829,000                1.22%, 5/14/03                     2,827,753
  3,000,000                1.17%, 5/16/03                     2,998,543
  2,717,000                1.18%, 5/21/03                     2,715,219
  1,085,000                1.19%, 5/22/03                     1,084,247
  2,000,000                1.25%, 5/23/03                     1,998,466
  2,400,000                1.19%, 5/28/03                     2,397,863
  1,265,000                1.17%, 5/29/03                     1,263,849
    800,000                1.18%, 5/30/03                       799,240
  2,000,000                1.19%, 6/4/03                      1,997,752
    987,000                1.15%, 6/6/03                        985,865
  2,500,000                1.17%, 6/11/03                     2,496,657
  1,000,000                1.16%, 6/13/03                       998,614
  1,000,000                1.20%, 6/18/03                       998,400
  1,500,000                1.19%, 6/20/03                     1,497,531
  1,000,000                1.16%, 6/25/03                       998,228
  1,000,000                1.17%, 6/27/03                       998,148
  1,000,000                1.18%, 7/9/03                        997,738
  1,500,000                1.19%, 7/11/03                     1,496,480
  1,000,000                1.18%, 7/30/03                       997,063
  1,000,000                1.63%, 8/12/03                     1,001,030
  2,550,000                6.88%, 8/15/03                     2,588,667

                               LEGACY FUNDS GROUP
                             THE FEDERAL MONEY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

                                 APRIL 30, 2003

SHARES OR PRINCIPAL             SECURITY
    AMOUNT                     DESCRIPTION                                VALUE
--------------------         ----------------                          -----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED
Federal Home Loan Bank Cont.
$1,000,000                    1.18%, 8/29/03                           $   996,067
 3,260,000                    5.13%, 9/15/03                             3,303,285
 1,000,000                    1.21%, 10/8/03                               994,622
 1,000,000                    5.25%, 2/13/04                             1,030,255
 1,000,000                    1.30%, 4/7/04                              1,000,000
                                                                       -----------
                                                                        47,460,460
                                                                       -----------
Sallie Mae (7.3%):
 4,000,000                    1.25%, 5/1/03                              4,000,000
 1,000,000                    1.17%, 5/27/03                               999,155
 1,500,000                    1.19%, 10/16/03                            1,500,000
                                                                       -----------
                                                                         6,499,155
                                                                       -----------
Total U.S. Government Agency Securities                                 71,398,243
                                                                       -----------

MASTER DEMAND NOTES (20.0%):
Federal Farm Credit Bank (20.0%):
17,900,000                    1.21%, 5/1/03*                            17,900,000
                                                                       -----------
Total Master Notes                                                      17,900,000
                                                                       -----------

INVESTMENT COMPANY (0.1%):
    66,810                    Goldman Federal Money Market Fund             66,810
                                                                       -----------
Total Investment Company                                                    66,810
                                                                       -----------
Total Investments (Cost $89,365,053)                                   $89,365,053
                                                                       ===========

------------------
Percentages indicated are based on net assets of $89,373,154.

*Denotes a variable rate security. The interest rate on these securities are adjusted periodically to reflect the current interest rates. The rate presented represents the rate that was in effect on April 30, 2003.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003

                                          THE MULTI-CAP CORE        THE CORE         THE FEDERAL
                                              EQUITY FUND           BOND FUND         MONEY FUND
                                         -------------------      -------------     --------------
ASSETS:

Investments, at value
  (Cost $205,358,532; $192,205,414;
  and $89,365,053 respectively)........      $ 263,089,048        $ 205,872,646        $89,365,053
Interest and dividends receivable .....            315,609            3,219,227             99,122
Prepaid expenses ......................              1,661                1,363                550
                                             -------------        -------------        -----------
Total Assets ..........................        263,406,318          209,093,236         89,464,725
                                             -------------        -------------        -----------

LIABILITIES:

Distributions payable .................                 --              763,051             59,839
Accrued expenses and other payables:
  Investment advisory fees ............            132,371               69,180              6,993
  Administration fees .................              6,437                5,118              2,241
  Distribution fees ...................                150                   86                 15
  Other ...............................             33,474               35,430             22,483
                                             -------------        -------------        -----------
Total Liabilities .....................            172,432              872,865             91,571
                                             -------------        -------------        -----------

COMPOSITION OF NET ASSETS:

Capital ...............................        218,687,340          198,159,640         89,370,029
Undistributed net investment income ...            150,884           (1,250,671)             3,125
Accumulated net realized losses
  on investment transactions ..........        (13,334,854)          (2,355,830)                --
Unrealized appreciation on
  investments .........................         57,730,516           13,667,232                 --
                                             -------------        -------------        -----------
Net Assets ............................      $ 263,233,886        $ 208,220,371        $89,373,154
                                             =============        =============        ===========

CLASS A

Net Assets ............................      $     758,858        $     430,899        $    71,290
                                             =============        =============        ===========
Shares outstanding ....................             90,323               41,758             71,289
                                             =============        =============        ===========
Net Asset Value price per share .......      $        8.40        $       10.32        $      1.00
                                             =============        =============        ===========
Maximum Sales Load ....................               3.00%                2.50%                --
                                             =============        =============        ===========
  Maximum offering price per share
  (100%/(100%-maximum sales charge) of
  net asset value adjusted to the nearest    $        8.66        $       10.58        $      1.00
  cent)
                                             =============        =============        ===========

TRUST CLASS

Net Assets ............................      $ 262,475,028        $ 207,789,472        $89,301,864
                                             =============        =============        ===========
Shares outstanding ....................         31,251,269           20,142,313         89,301,617
                                             =============        =============        ===========
Net Asset Value price per share .......      $        8.40        $       10.32        $      1.00
                                             =============        =============        ===========

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED APRIL 30, 2003 (A)


                                                              THE MULTI-CAP CORE            THE CORE                THE FEDERAL
                                                                  EQUITY FUND               BOND FUND                MONEY FUND
                                                                  ------------             ------------             ------------
INVESTMENT INCOME:
   Interest ..........................................            $     39,146             $  9,963,871             $  1,639,034
   Dividend ..........................................               3,480,327                  111,715                    4,654
                                                                  ------------             ------------             ------------
     Total Income ....................................               3,519,473               10,075,586                1,643,688
                                                                  ------------             ------------             ------------

EXPENSES:
   Investment advisory fees ..........................               2,315,595                1,356,100                  208,856
   Administration fees ...............................                 755,087                  581,187                  313,282
   Distribution fees (Class A) .......................                     733                      457                       80
   Accounting fees ...................................                   6,349                   15,342                    4,469
   Insurance fees ....................................                  16,343                    9,671                    5,987
   Professional Fees .................................                  31,164                   25,501                   29,338
   Registration and filing fees ......................                  24,180                   17,826                    9,896
   Printing Fees .....................................                  23,548                   17,061                    9,474
   Transfer agent fees ...............................                  24,370                   16,270                    8,512
   Trustees' fees ....................................                  16,368                   12,694                    6,923
   Other fees ........................................                   6,043                    5,337                    3,260
                                                                  ------------             ------------             ------------
Total expenses before fee reimbursement ..............               3,219,780                2,057,446                  600,077
   Expenses contractually reimbursed by
   by Investment Advisor .............................                (727,556)                (565,200)                (109,186)
                                                                  ------------             ------------             ------------
     Net expenses ....................................               2,492,224                1,492,246                  490,891
                                                                  ------------             ------------             ------------
Net investment income ................................               1,027,249                8,583,340                1,152,797
                                                                  ------------             ------------             ------------

REALIZED/UNREALIZED GAINS AND LOSSES FROM INVESTMENTS:
Realized gains (losses) on
   investment transactions ...........................             (13,334,854)              (1,815,221)                     247
Change in unrealized appreciation on
   investments .......................................             (38,495,536)               8,506,334                       --
                                                                  ------------             ------------             ------------
Net realized/unrealized gains and losses
   on investments ....................................             (51,830,390)               6,691,113                      247
                                                                  ------------             ------------             ------------
Change in net assets resulting from operations .......            $(50,803,141)            $ 15,274,453             $  1,153,044
                                                                  ============             ============             ============

(a) For the period May 13, 2002 (commencement of operations) through April 30, 2003.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED APRIL 30,2003 (A)

                                             THE MULTI-CAP CORE         THE CORE               THE FEDERAL
                                                EQUITY FUND             BOND FUND                MONEY FUND
                                                -----------             -----------              ----------
OPERATIONS:
Net investment income ..............          $   1,027,249           $   8,583,340           $   1,152,797
Realized gains (losses) on
   investment transactions .........            (13,334,854)             (1,815,221)                    247
Change in unrealized appreciation on
   investment transactions .........            (38,495,536)              8,506,334                      --
                                              -------------           -------------           -------------
Change in net assets from operations            (50,803,141)             15,274,453               1,153,044
                                              -------------           -------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
   From net investment income ......                   (529)                 (8,017)                   (231)
TRUST CLASS:
   From net investment income ......               (883,857)             (9,050,554)             (1,152,566)
                                              -------------           -------------           -------------
CHANGE IN NET ASSETS FROM
   SHAREHOLDER DISTRIBUTIONS .......               (884,386)             (9,058,571)             (1,152,797)
                                              -------------           -------------           -------------
CAPITAL TRANSACTIONS:
CHANGE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS ............            314,921,413             202,004,489              89,372,907
                                              -------------           -------------           -------------
CHANGE IN NET ASSETS ...............            263,233,886             208,220,371              89,373,154
                                              -------------           -------------           -------------
NET ASSETS:
   Beginning of period .............                     --                      --                      --
   End of period ...................          $ 263,233,886           $ 208,220,371           $  89,373,154
                                              =============           =============           =============

(a) For the period May 13, 2002 (commencement of operations) through April 30, 2003.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                     FOR THE PERIOD ENDED APRIL 30, 2003 (A)


                                              THE MULTI-CAP CORE           THE CORE               THE FEDERAL
                                                  EQUITY FUND              BOND FUND               MONEY FUND
                                                 -------------           -------------           -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES
  Proceeds from shares issued .........          $     917,859           $     435,965           $      80,699
  Dividends reinvested ................                    520                   1,869                     196
  Cost of shares redeemed .............               (163,007)                 (8,210)                 (9,606)
                                                 -------------           -------------           -------------
  Change in net assets from Class A
    capital transactions ..............          $     755,372           $     429,624           $      71,289
                                                 =============           =============           =============
TRUST CLASS
  Proceeds from shares issued .........          $  58,494,199           $  59,227,920           $ 268,117,219
  Shares issued from common trust
    fund conversion ...................            327,139,790             193,578,478                      --
  Dividends reinvested ................                    488                     726                     166
  Cost of shares redeemed .............            (71,468,436)            (51,232,259)           (178,815,767)
                                                 -------------           -------------           -------------
  Change in net assets from Trust Class
    capital transactions ..............          $ 314,166,041           $ 201,574,865           $  89,301,618
                                                 =============           =============           =============
SHARE TRANSACTIONS:
CLASS A SHARES
  Issued ..............................                111,452                  42,384                  80,699
  Reinvested ..........................                     64                     182                     196
  Redeemed ............................                (21,193)                   (808)                 (9,606)
                                                 -------------           -------------           -------------
  Net change in Class A shares ........                 90,323                  41,758                  71,289
                                                 =============           =============           =============
TRUST CLASS
  Issued ..............................              6,931,647               5,780,973             268,117,219
  Shares issued from common trust
    fund conversion ...................             32,713,979              19,357,848                      --
  Reinvested ..........................                     59                      71                     165
  Redeemed ............................             (8,394,416)             (4,996,579)           (178,815,767)
                                                 -------------           -------------           -------------
  Net change in Trust Class shares ....             31,251,269              20,142,313              89,301,617
                                                 =============           =============           =============



(a) For the period May 13, 2002 (commencement of operations) through April 30, 2003.

                       See notes to financial statements.

LEGACY FUNDS GROUP
FINANCIAL HIGHLIGHTS

                                                                                                        LESS
                                      CHANGE IN NET ASSETS RESULTING FROM                            DIVIDENDS
                                                   OPERATIONS:                                          FROM:
                                     -------------------------------------                   -------------------------
                                                             NET REALIZED
                                                            AND UNREALIZED     CHANGE IN                     TOTAL      NET ASSET
                                       VALUE,      NET          GAINS       NET ASSET VALUE      NET       DIVIDENDS      VALUE,
                                     BEGINNING  INVESTMENT   (LOSSES) ON    RESULTING FROM   INVESTMENT       AND         END OF
                                     OF PERIOD    INCOME     INVESTMENTS      OPERATIONS       INCOME    DISTRIBUTIONS    PERIOD
                                     ---------  ----------  --------------  ---------------  ----------  -------------  ---------
CLASS A
THE MULTI-CAP CORE EQUITY FUND

Period Ended April 30, 2003 (d)..    $   10.00     $ 0.01   $ (1.60)        $   (1.59)       $  (0.01)   $  (0.01)      $   8.40
                                     ---------     ------   -------         ---------        --------    --------       --------
THE CORE BOND FUND
Period Ended April 30, 2003 (d)..        10.00       0.42      0.34              0.76           (0.44)      (0.44)         10.32
                                     ---------     ------   -------         ---------        --------    --------       --------
THE FEDERAL MONEY FUND
Period Ended April 30, 2003 (d)..        1.000      0.008       -(e)            0.008          (0.008)     (0.008)         1.000
                                     ---------     ------   -------         ---------        --------    --------       --------
TRUST CLASS
THE MULTI-CAP CORE EQUITY FUND

Period Ended April 30, 2003 (d)..        10.00       0.03     (1.60)            (1.57)          (0.03)      (0.03)          8.40
                                     ---------     ------   -------         ---------        --------    --------       --------
THE CORE BOND FUND
Period Ended April 30, 2003 (d)..        10.00       0.44      0.34              0.78           (0.46)      (0.46)         10.32
                                     ---------     ------   -------         ---------        --------    --------       --------
THE FEDERAL MONEY FUND
Period Ended April 30, 2003 (d)..        1.000      0.011       -(e)            0.011          (0.011)     (0.011)         1.000
                                     ---------     ------   -------         ---------        --------    --------       --------


                                                     RATIOS/SUPPLEMENTARY DATA:
                                                 -----------------------------------
                                       TOTAL
                                       RETURN               RATIO OF     RATIO OF
                                      EXCLUDES     NET      EXPENSES       NET
                                       SALES     ASSETS,       TO       INVESTMENT
                                       CHARGE    END OF      AVERAGE     INCOME TO
                                         ON      PERIOD        NET        AVERAGE      PORTFOLIO
                                     CLASS A(A)  (000'S)    ASSETS(B)  NET ASSETS(B)  TURNOVER(C)
                                     ----------  -------    ---------  -------------  -----------
CLASS A
THE MULTI-CAP CORE EQUITY FUND

Period Ended April 30, 2003 (d)..    (15.87%)    $    759    1.24%      0.28%          13.46%
                                     -------     --------    ----       ----           -----
THE CORE BOND FUND
Period Ended April 30, 2003 (d)..       7.69%    $    431    1.02%      4.12%          14.76%
                                     -------     --------    ----       ----           -----
THE FEDERAL MONEY FUND
Period Ended April 30, 2003 (d)..       0.81%    $     71    0.72%      0.72%            N/A
                                     -------     --------    ----       ----           -----
TRUST CLASS
THE MULTI-CAP CORE EQUITY FUND

Period Ended April 30, 2003 (d)..    (15.70%)    $262,475    0.99%      0.41%          13.46%
                                     -------     --------    ----       ----           -----
THE CORE BOND FUND
Period Ended April 30, 2003 (d)..       7.95%    $207,789    0.77%      4.43%          14.76%
                                     -------     --------    ----       ----           -----
THE FEDERAL MONEY FUND
Period Ended April 30, 2003 (d)..       1.06%    $ 89,302    0.47%      1.10%            N/A
                                     -------     --------    ----       ----           -----

(a)   Not annualized.

(b)   Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) For the period May 13, 2002 (commencement of operations) through April 30, 2003.

(e)   Less than $0.005 per share.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2003

1.    ORGANIZATION:

      The Legacy Funds Group (the "Trust") was organized as a Massachusetts business trust on January 30, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust presently offers shares of The Multi-Cap Core Equity Fund, The Core Bond Fund and The Federal Money Fund (individually referred to as a "Fund" and collectively, as the "Funds").

      The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2.    SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITIES VALUATION:

      Investments of The Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

      Investments in common stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities, and U.S. Government agency securities of The Multi-Cap Core Equity Fund and The Core Bond Fund are valued at their market values determined on the latest quoted bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. The Multi-Cap Core Equity Fund and The Core Bond Fund may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect market values which may be established through the use of electronic and matrix techniques. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

      SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND DELAYED DELIVERY BASIS:

      Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities

                                   Continued.

                               LEGACY FUNDS GROUP
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2003

      purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds did not hold any when-issued securities as of April 30, 2003.

      REPURCHASE AGREEMENTS:

      Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

      VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

      The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

      OTHER:

      Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Each class of shares bears its pro-rata portion of expenses, income and realized and unrealized gains or losses attributable to its series. Each class separately bears expenses related specifically to that class, such as distribution fees.

      DIVIDENDS TO SHAREHOLDERS:

      Dividends from net investment income are declared daily and paid monthly for The Core Bond Fund and The Federal Money Fund. Dividends from net investment income are declared and paid quarterly for The Multi-Cap Core Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

      The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to

                                   Continued.

                               LEGACY FUNDS GROUP
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2003

      shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

      Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to different treatments of amortization and accretion, expiring capital loss carryforwards and deferrals of certain losses.

      The tax character of dividends paid to shareholders during the fiscal year ended April 30, 2003 were as follows:

                               DIVIDENDS PAID FROM

                           ORDINARY       NET LONG TERM    TOTAL TAXABLE
                            INCOME        CAPITAL GAINS      DIVIDENDS
The Multi-Cap Core
  Equity Fund             $  884,336        $     --        $  884,386
The Core Bond Fund         8,295,520              --         8,295,520
The Federal
  Money Fund               1,092,958              --         1,092,958

                      TAX EXEMPT     TAX RETURN     TOTAL DIVIDENDS
                      DIVIDENDS      OF CAPITAL     PAID

The Multi-Cap Core
  Equity Fund             $     --      $     --        $  884,386
The Core Bond Fund              --            --         8,295,520
The Federal
  Money Fund                    --            --         1,092,958

As of April 30, 2003 the components of accumulated earnings on a tax basis were as follows: (The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.)

                       UNDISTRIBUTED        UNDISTRIBUTED  UNDISTRIBUTED
                        TAX EXEMPT           ORDINARY       LONG-TERM
                          INCOME              INCOME       CAPITAL GAINS
The Multi-Cap Core
  Equity Fund             $   --            $ 150,884       $    --
The Core Bond Fund            --              767,674            --
The Federal
  Money Fund                  --               62,964            --

                                   Continued.

                               LEGACY FUNDS GROUP
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2003



                                                                                                       TOTAL
                                                            ACCUMULATED            UNREALIZED       ACCUMULATED
                          ACCUMULATED     DIVIDENDS         CAPITAL AND           APPRECIATION/      EARNINGS/
                           EARNINGS        PAYABLE          OTHER LOSSES         (DEPRECIATION)      (DEFICIT)
The Multi-Cap Core
  Equity Fund             $150,884        $      --         $(13,334,854)        $57,730,516        $44,546,546
The Core Bond Fund         767,674         (763,051)          (2,355,830)         12,411,938         10,060,731
The Federal
  Money Fund                62,964          (59,839)                  --                  --              3,125


      FEDERAL INCOME TAXES:

      It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.    RELATED PARTY TRANSACTIONS:

      First Financial Capital Advisors LLC (the "Advisor"), a separate, wholly-owned subsidiary of First Financial Bank, serves as investment advisor to the Funds. Under the terms of the Investment Advisory Agreement, the Advisor is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule.

                                         ANNUAL ADVISORY FEE
FUND                               (AS A PERCENTAGE OF NET ASSETS)
The Multi-Cap Core Equity Fund                0.92%
The Core Bond Fund                            0.70%
The Federal Money Fund                        0.20%

      The Advisor has contractually agreed to waive and/or reimburse expenses to limit the annual fund operation expenses to the following amounts:

FUND                                TRUST CLASS       CLASS A
The Multi-Cap Core Equity Fund      0.99%             1.24%
The Core Bond Fund                  0.77%             1.02%
The Federal Money Fund              0.47%             0.72%


      BISYS Fund Services Limited Partnership ("BISYS"), and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc. BISYS Ohio, with whom certain officers of the Trust are affiliated, serves as the Funds' administrator, transfer agent and fund accountant. Such officers are paid no fees directly by the Trust for serving as officers of the Trust. For administration, transfer agency and fund accounting services BISYS is entitled to an annual fee of 0.30% of the average daily net assets of each of the Funds.

      The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund's Class A shares, and may be used by BISYS to pay banks, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds.

      From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

                                   Continued.

                               LEGACY FUNDS GROUP
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2003

4.    PURCHASES AND SALES OF SECURITIES:

      Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2003 are as follows:

                                          PURCHASES      SALES
The Multi-Cap Core Equity Fund          $33,337,296    $41,359,454
The Core Bond Fund                       31,969,548     27,799,500


5.    COMMON TRUST CONVERSION:

      On May 13, 2002 the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free acquisition for shares of the corresponding Fund. The following is a summary of shares issued, net assets converted, net asset value per share and unrealized appreciation as of the conversion date (amounts in thousands, except per share amounts):

                                                       NET ASSET
                                                        VALUE
                          SHARES       NET ASSETS      PER SHARE     UNREALIZED
                          ISSUED       CONVERTED        ISSUED      APPRECIATION
The Multi-Cap Core
  Equity Fund             32,714        $327,140        $10.00        $96,226
The Core Bond Fund        19,358         193,578         10.00          5,161

6.    FEDERAL INCOME TAX INFORMATION:

      CAPITAL LOSS CARRYFORWARDS:

      At April 30, 2003 the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                        AMOUNT        EXPIRES
The Multi-Cap Core Equity Fund                          $1,880,554    2011
The Core Bond Fund                                       2,214,444    2011


      POST OCTOBER LOSS DEFERRAL:

      Capital losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses as follows:

                                                        POST-OCTOBER
                                                       CAPITAL LOSSES
The Multi-Cap Core Equity Fund                          $ 11,454,300
The Core Bond Fund                                      $    141,386


7.    FEDERAL INCOME TAX INFORMATION (UNAUDITED):

      For the fiscal year ended April 30, 2003 certain dividends paid by The Multi-Cap Core Equity Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

                                   Continued.

                               LEGACY FUNDS GROUP
                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE LEGACY FUNDS GROUP:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Legacy Funds Group (comprised of The Multi-Cap Core Equity Fund, The Core Bond Fund, and The Federal Money Fund) (collectively "the Funds") as of April 30, 2003, and the related statements of operations and changes in net assets, and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legacy Funds Group as of April 30, 2003, the results of their operations, the changes in their net assets, and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States.

Columbus, Ohio
June 13, 2003

                               LEGACY FUNDS GROUP
                              TRUSTEES AND OFFICERS
                                 APRIL 30, 2003
                                   (UNAUDITED)

The Trust's Board of Trustees is responsible for the overall management of the Funds, including general supervision and review of its investment activities. The Trustees and executive officers of the Trust, and their principal occupations during the past five years, are listed below. The Trustees who are deemed to be an "interested person" of the Trust for purposes of the 1940 Act are marked with an asterisk "*".

                                                      PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE    POSITION(S) HELD WITH THE    DURING PAST 5 YEARS
                         TRUST
Walter B. Grimm*         Chairman, President and      From June 1992 to present,
                         Trustee
3435 Stelzer Road                                     employee of BISYS Fund Services.
Columbus, OH 43219
Age 58

Mark W. Immelt*          Trustee                      From March 2001 to present,
300 High Street                                       Chairman, President and CEO of
Hamilton, OH 45012                                    First Financial Capital Advisors
                                                      LLC;
Age 57                                                from December 1999 to present,
                                                      President and CEO of First
                                                      Financial Bank, NA.;
                                                      from December 1996 to
                                                      December 1999, Senior Vice
                                                      President,
                                                      First Financial Bank, NA.

William E. Karnatz, Sr.  Trustee                      From April 1997 to present,
3900 Key Tower,                                       Attorney, Thompson Hine LLP.
127 Public Square
Cleveland, OH 44114-1216
Age 64

James A. Kingsbury       Trustee                      From April 1987 to present,
630 Eaton Avenue                                      President and CEO, Fort Hamilton
Hamilton, OH 45013                                    Healthcare Corp.
Age 60

James W. Schultz         Trustee                      Retired; from 1970 to 1998,
3121 Club Drive, #116                                 Work Experience
Port Charlotte, FL 33953                              Coordinator and Department Chair,
Age 60                                                Economics and Business Economics,
                                                      of Marion, Ohio Board of Education.

Jennifer J. Hankins      Vice President               From September 1988 to present,
3435 Stelzer Road                                     employee of BISYS Fund Services.
Columbus, OH 43219
Age 36

George Stevens           Assistant Secretary          From September 1996 to present,
3435 Stelzer Road                                     employee of BISYS Fund Services.
Columbus, OH 43219
Age 52

Alaina V. Metz           Assistant Treasurer          From June 1995 to present,
3435 Stelzer Road                                     employee of BISYS Fund Services.
Columbus, OH 43219
Age 34

ANNUAL REPORT
APRIL 30, 2003


INVESTMENT ADVISOR                              COUNSEL
FIRST FINANCIAL CAPITAL ADVISORS LLC            STROOCK & STROOCK & LAVAN LLP
300 HIGH STREET                                 180 MAIDEN LANE
HAMILTON, OH 45012                              NEW YORK, NY 10038

ADMINISTRATOR AND DISTRIBUTOR                   AUDITORS
BISYS FUND SERVICES, L.P.                       ERNST & YOUNG LLP
3435 STELZER RD.                                41 S. HIGH STREET, SUITE 1100
COLUMBUS, OH 43219                              COLUMBUS, OH 46215


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, First Financial Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve risk, including possible loss of principle. Past performance is not indicative of future results.

This report is for the information of the shareholders of the Legacy Funds Group. Its use in connection with any offering of the Fund shares is authorized only in case of a concurrent or prior delivery of the Fund current prospectus.



                             [FIRST FINANCIAL LOGO]

                      300 HIGH STREET - HAMILTON, OH 45011
                            TOLL FREE (866) 295-4964


                              [LEGACY FUNDS GROUP]


                                 (888) 494-8510

ITEM 2. CODE OF ETHICS.

         (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

     NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIOD ENDING ON OR AFTER JULY 15, 2003 FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         Item 9(a) - In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         Item 9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Legacy Funds Group
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ Trent Statczar         Trent Statczar, Treasurer
                         ------------------------------------------------------

Date     July 8, 2003
         ------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Trent Statczar         Trent Statczar, Treasurer
                         ------------------------------------------------------

Date                July 8, 2003
                   -------------

By (Signature and Title)*   /s/Walter B. Grimm       Walter B. Grimm, President
                         ------------------------------------------------------

Date                July 8, 2003
                   -------------


* Print the name and title of each signing officer under his or her signature.

-------------------------------------------------------------------------------